Shareholder Report, Holdings (Details)	May 31, 2026
C000027570 | Vanguard S&P 500 ETF - ABFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000027570 | iShares Core MSCI Europe ETF - ABFR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027570 | United Kingdom Gilt, 4.75 - ABFR_B24FF0II3
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027570 | iShares Core MSCI Emerging Markets ETF - ABFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027570 | U.S. Treasury Inflation Index, 0.375 - ABFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027570 | Brazil Notas do Tesouro Nacional, 10 - ABFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027570 | U.S. Treasury Inflation Index, 0.5 - ABFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027570 | iShares MSCI Emerging Markets ex China ETF - ABFR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027570 | Canadian Government Bond, 3.5 - ABFR_135087S70
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027570 | S&P 500 Index - ABFR_ADI3B32S5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027570 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000027570 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027570 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027570 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027570 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027570 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000027570 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000027570 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027570 | SectorEmerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027570 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027570 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | SectorWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000027570 | Asia
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000027567 | Vanguard S&P 500 ETF - ABFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000027567 | iShares Core MSCI Europe ETF - ABFR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027567 | United Kingdom Gilt, 4.75 - ABFR_B24FF0II3
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027567 | iShares Core MSCI Emerging Markets ETF - ABFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027567 | U.S. Treasury Inflation Index, 0.375 - ABFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027567 | Brazil Notas do Tesouro Nacional, 10 - ABFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027567 | U.S. Treasury Inflation Index, 0.5 - ABFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027567 | iShares MSCI Emerging Markets ex China ETF - ABFR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027567 | Canadian Government Bond, 3.5 - ABFR_135087S70
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027567 | S&P 500 Index - ABFR_ADI3B32S5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027567 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000027567 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027567 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027567 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027567 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027567 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000027567 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000027567 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027567 | SectorEmerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027567 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027567 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | SectorWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000027567 | Asia
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000027569 | Vanguard S&P 500 ETF - ABFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000027569 | iShares Core MSCI Europe ETF - ABFR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027569 | United Kingdom Gilt, 4.75 - ABFR_B24FF0II3
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027569 | iShares Core MSCI Emerging Markets ETF - ABFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027569 | U.S. Treasury Inflation Index, 0.375 - ABFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027569 | Brazil Notas do Tesouro Nacional, 10 - ABFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027569 | U.S. Treasury Inflation Index, 0.5 - ABFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027569 | iShares MSCI Emerging Markets ex China ETF - ABFR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027569 | Canadian Government Bond, 3.5 - ABFR_135087S70
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027569 | S&P 500 Index - ABFR_ADI3B32S5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027569 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000027569 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027569 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027569 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027569 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027569 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000027569 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000027569 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027569 | SectorEmerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027569 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027569 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | SectorWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000027569 | Asia
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000027573 | Vanguard S&P 500 ETF - ABFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000027573 | iShares Core MSCI Europe ETF - ABFR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027573 | United Kingdom Gilt, 4.75 - ABFR_B24FF0II3
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027573 | iShares Core MSCI Emerging Markets ETF - ABFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027573 | U.S. Treasury Inflation Index, 0.375 - ABFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027573 | Brazil Notas do Tesouro Nacional, 10 - ABFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027573 | U.S. Treasury Inflation Index, 0.5 - ABFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027573 | iShares MSCI Emerging Markets ex China ETF - ABFR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027573 | Canadian Government Bond, 3.5 - ABFR_135087S70
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027573 | S&P 500 Index - ABFR_ADI3B32S5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027573 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000027573 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027573 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027573 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027573 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027573 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000027573 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000027573 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027573 | SectorEmerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027573 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027573 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | SectorWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000027573 | Asia
Holdings [Line Items]
Percent of Net Asset Value	47.90%